Annual Total Returns - Fidelity Managed Retirement 2010 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-14 - Fidelity Managed Retirement 2010 Fund - Fidelity Advisor Managed Retirement 2010 Fund-Class A
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	12.09%
Annual Return 2011	(1.04%)
Annual Return 2012	11.45%
Annual Return 2013	15.21%
Annual Return 2014	5.46%
Annual Return 2015	(0.38%)
Annual Return 2016	6.61%
Annual Return 2017	10.33%
Annual Return 2018	(3.07%)
Annual Return 2019	12.33%